Debt	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Debt
6.	DEBT
At March 31, 2021 and 2020, long-term debt consisted of the following:

	Weighted-Average Interest Rate As of March 31,	As of March 31,
	2021	2021	2020
2025 Convertible Notes	5.50%	$75,000	$—
Western Alliance revolving line of credit & term loan	5.75%	34,300	44,300
Pinnacle term loan	—%	—	15,250
Convertible promissory notes	8.17%	7,167	5,366
PPP loan	1.00%	5,157	—

		121,624	64,916
Less: short-term debt	—%	—	(45,184)
Less: deferred financing fees and debt discount		(5,895)	(3,386)

Total long-term debt		$115,729	$16,346

Western Alliance Bank—Line of Credit and Term Loan
In October 2017, the Company entered into a new loan and security agreement (the “Western Alliance Agreement”) and issued a warrant to purchase preferred stock (“Initial Western Alliance Warrant”) to Western Alliance Bank (“Western Alliance”), which provides for a secured revolving line of credit (the “Credit Facility”) in an aggregate principal amount of up to $35.0 million with a maturity date of October 12, 2020.
On December 7, 2018, the Company amended the Western Alliance Agreement, which included the issuance of a warrant to purchase common stock (“Subsequent Western Alliance Warrant”) to Western Alliance. The modification to the Western Alliance Agreement provided for an additional term loan of $10.0 million at issuance and an incremental seasonal loan of $5.0 million. The seasonal loan matured and was repaid on March 31, 2020. The term loan matures December 31, 2021.
On July 31, 2020, the Company amended the Western Alliance Agreement and extended the expiration of the warrants to July 31, 2030. The modification to the Western Alliance Agreement amended the maturity date of the Credit Facility to August 12, 2021.
On November 27, 2020, the Company repaid the outstanding $10.0 million principal of the term loan with Western Alliance Bank, as well as $0.2 million of early repayment fees, using proceeds from the issuance of the 2025 Convertible Notes (the “2025 Convertible Notes”). See further discussion of the 2025 Convertible Notes issuance below.
On January 22, 2021, the Company amended the Western Alliance Agreement to extend the Credit Facility maturity date to May 31, 2022.
In conjunction with the 2025 Convertible Notes issuance, the Company amended the Western Alliance Agreement to extend the Credit Facility repayment date from August 12, 2021 to December 31, 2021.
The interest rate for borrowings under the Credit Facility, as amended, is equal to (i) the greater of the prime rate that is published in the Money Rates section of The Wall Street Journal from time to time (the “Prime Rate”) and 5.25%, plus (ii) half of one percent (0.50%), per annum.
The Credit Facility has a borrowing base subject to an amount equal to eighty percent (80.00%) of the Company’s trailing three months of subscription revenue. Western Alliance has first perfected security in substantially all of the Company’s assets, including its rights to its intellectual property.
As of March 31, 2021 and 2020, the Company had $34.3 million and $44.3 million, respectively, of outstanding borrowings under the Credit Facility, recorded as debt on the accompanying consolidated balance sheets, with $39.3 million representing short-term debt as of March 31, 2020. The Company had no outstanding short-term borrowings under this agreement as of March 31, 2021.
Under the terms of this Credit Facility, the Company is required to comply with certain financial and nonfinancial covenants, including covenants to maintain certain liquidity amounts, as defined in the amended Western Alliance Agreement. As of March 31, 2021 and 2020, the Company was compliant with its financial covenants.
See discussion of the Initial and Subsequent Western Alliance Warrant in Note 7, “Common Stock and Common and Preferred Share Warrants.”
Pinnacle—Term Loan
On December 3, 2018, the Company entered into a term loan agreement (the “Pinnacle Agreement”), which included warrants to purchase common stock (“Pinnacle Warrant”). See discussion of the Pinnacle Warrant in Note 7, “Common Stock and Common and Preferred Share Warrants.” Upon execution of the Pinnacle Agreement, the Company received the first tranche of the term loan, in the aggregate amount of $7.6 million (the “Pinnacle Term Loan”). Additionally, the Pinnacle Agreement provided for two subsequent term loan tranches of $3.8 million each. On May 22, 2019 and June 22, 2019, the Company requested the subsequent term loan tranches of $3.8 million each.
On November 27, 2020, the Company repaid the outstanding $15.3 million principal of the term loan with Pinnacle, as well as $2.0 million of early repayment fees, and $0.1 million of accrued interest, using proceeds from the issuance of the 2025 Convertible Notes. See further discussion of the 2025 Convertible Notes issuance below.
As of March 31, 2021, the Company had no outstanding borrowings under this agreement. As of March 31, 2020, the Company had $15.3 million of outstanding borrowings under this agreement, recorded as debt on the accompanying consolidated balance sheets, with $5.9 million representing short-term debt.
Borrowings under the Pinnacle Term Loan bear interest at the greater of:

1.	the Prime Rate determined on each date 15 days before the applicable payment date plus 525 basis points, and

2.	10.5% per annum, based upon a year of 360 days and actual days elapsed, such rate to change each time the Prime Rate changes.
The Pinnacle Agreement includes a mandatory prepayment feature (the “Call Option”), which would occur upon a change of control, initial public offering, or the redemption or repurchase of any equity securities of the Company (other than as permitted under the Pinnacle Agreement). The Company assessed the terms of the Call Option, and determined it meets all of the criteria required to be separated as an embedded derivative from its host. The Company utilized the Monte Carlo simulation model to determine the fair value of the Call Option which is recorded as a derivative liability. The Company revalues the Call Option at each reporting period and recognizes changes in fair value through other expense included in other income, net on the consolidated statements of operations and comprehensive loss.
The Pinnacle Agreement includes an event of default feature (the “Contingent Put Option”), which includes, among other events, the non-payment
of principal or interest, or failure to comply with defined debt covenants. The Company assessed the terms of the Contingent Put Option, and determined it meets all of the criteria required to be separated as an embedded derivative from its host. The Company utilized the Monte Carlo simulation model to determine the fair value of the Contingent Put Option and it is recorded as a derivative liability. The Company revalues the Contingent Put Option at each reporting period and recognizes changes in fair value through other expense included in other income, net on the consolidated statements of operations and comprehensive loss.
There was no derivative liability as of March 31, 2021. The total derivative liability was less than $0.1 million as of March 31, 2020.
Under the terms of the Pinnacle Agreement, the Company is required to comply with certain financial and nonfinancial covenants, as defined in the agreement. The Company had no outstanding borrowings under this agreement as of March 31, 2021. As of March 31, 2020, the Company was compliant with financial covenants.
Convertible Promissory Notes
On December 19, 2019, the Company entered into a note purchase agreement and issued individual convertible promissory notes thereunder (the “2019 Notes”), with an option for subsequent closings through May 1, 2020 for up to $10.0 million in aggregate principal. The Company received gross proceeds of $3.9 million in two December 2019 closings. The 2019 Notes bear interest at a rate of 7% per year, capitalized quarterly, and payable in kind (“PIK Interest”). The 2019 Notes have a maturity date of December 19, 2024, unless previously converted into equity securities pursuant to the terms of the note purchase agreement.
On March 31, 2020, the Company entered into a note purchase agreement and issued individual convertible promissory notes thereunder (the “2020 Notes”), with an option for subsequent closings through May 1, 2020 for up to $10.0 million in aggregate principal. The Company received gross proceeds of $1.5 million from the initial closing of the note purchase agreement on March 31, 2020 with employees, founders, and existing investors, representing a related party transaction. The agreement consisted of both Pro Rata Notes and a Super Pro Rata Note.
Pro-Rata
Notes are defined as one or more promissory notes issued to each lender with respect to the amount of the lender’s consideration, up to the lender’s pro rata amount as set forth in the note purchase agreement. Super
Pro-Rata
Notes are defined as one or more promissory notes issued to each lender with respect to the lender’s amount of consideration paid in excess of their pro rata amount. The Super Pro Rata Notes bears interest at a rate of 10% per year, capitalized quarterly
, and payable in kind (“PIK Interest”), while the Pro Rata Notes bear interest at a rate of 8% per year, capitalized quarterly, and PIK Interest. The 2020 Notes have a maturity date of March 30, 2023, unless previously converted into equity securities pursuant to the terms of the note purchase agreement.
On May 1, 2020, the Company received gross proceeds of $1.0 million from the second closing of the March 31, 2020 note purchase agreement with existing investors, representing a related party transaction.
On June 18, 2020, the Company amended the Pinnacle Agreement, which extended the initial principal repayment period. In consideration of the modification, the Company issued to Pinnacle convertible promissory notes under the March 31, 2020 note purchase agreement of $0.8 million from the third closing of the March 31, 2020 note purchase agreement.
On November 27, 2020, in connection with the 2025 Convertible Notes issuance, the Company entered into subordination agreements with the 2019 and 2020 Note holders, extending the maturity of the notes to May 30, 2026.
On December 16, 2020, in connection with the execution of the Merger Agreement, the Company amended the note purchase agreements associated with the 2019 and 2020 convertible notes issued to amend the conversion terms of the notes.
The 2019 and 2020 Notes are convertible into shares of common stock as follows:

(A)
Upon the consummation of a Qualified Equity Financing, as defined in the notes purchase agreements, in which the Company receives gross proceeds not less than $30.0 million, will automatically convert into equity securities of the same type sold in the Qualified Equity Financing equal to the outstanding principal and unpaid accrued interest divided by the applicable discounted conversion price. The discounted conversion price is 80%, 70%, and 60% for the 2019 Notes, 2020 Pro Rata Note and 2020 Super Pro Rata Notes, respectively. If the Qualified Equity Financing is not a special purpose acquisition company (“SPAC”) transaction or an initial public offering (“IPO”), the issuance of shares pursuant to the conversion of each note shall otherwise be upon and subject to the same terms and conditions applicable to the equity securities sold in the Qualified Equity Financing. If the Qualified Equity Financing is a SPAC transaction or an IPO, the issuance of shares shall be deemed to occur immediately prior to the consummation of the SPAC transaction or IPO, as applicable.

(B)
Upon the consummation of a
Non-Qualified
Equity Financing, as defined in the notes purchase agreements, in which the Company receives gross proceeds of less than $30.0 million, will automatically convert into equity securities of the same type sold in the
Non-Qualified
Equity Financing equal to the outstanding principal and unpaid accrued interest divided by the applicable discounted conversion price.

The 2019 and 2020 Notes included the following features that were assessed and determined to meet all of the criteria required to be separated as an embedded derivative from its host:

•	In-substance put options upon Qualified or Non-Qualified Equity Financing

•	Redemption (put option) upon deemed liquidation event
The Company utilized an income approach and PWERM to determine the fair value of the features and recorded as derivative liabilities, included in other long-term liabilities on the balance sheet. The Company revalues the derivatives at each reporting period and recognizes changes in fair value through other expense included in other income, net on the consolidated statement of operations and comprehensive loss. At March 31, 2021, the total derivative liabilities were $2.2 million, $1.2 million, $0.8 million and $0.7 million for the notes issued in December 2019, March 2020, May 2020 and June 2020, respectively.
As of March 31, 2021 and 2020, the Company had $7.2 million and $5.4 million of outstanding borrowings under the 2019 and 2020 note purchase agreements.
Paycheck Protection Program
On April 24, 2020, the Company received funds of $5.2 million under the Paycheck Protection Program (“PPP”), a part of the CARES Act. The loan is serviced by Western Alliance Bank, and the application for these funds required the Company to, in good faith, certify that the current economic uncertainty made the loan necessary to support ongoing operations. The Company plans to use the funds for payroll and related costs. The receipt of these funds, and the forgiveness of the loan attendant to these funds, is dependent on Company’s ability to adhere to the forgiveness criteria. The loan bears interest at a rate of 1.00% per annum and matures on April 24, 2022. Under the terms of the PPP, certain amounts may be forgiven if they are used in accordance with the CARES Act.
2025 Convertible Notes
On November 27, 2020, the Company issued $75.0 million aggregate principal amount of 2025 Convertible Secured Notes (the “2025 Convertible Notes”) to Magnetar Capital, LLC (“Magnetar”). The Company received net proceeds of approximately $74.7 million from the sale of the 2025 Convertible Notes, after deducting fees and expenses of approximately $0.3 million. The Company recorded the expenses as a discount to the note and will amortize over the term of the note. The 2025 Convertible Notes will mature on December 1, 2025, unless earlier converted, redeemed or repurchased. For a period of one year from the issuance date of the 2025 Convertible Notes, Magnetar may request the Company issue additional notes up to $25.0 million aggregate principal amount.
The Company used approximately $27.6 million of the net proceeds from the sale of the 2025 Convertible Notes to repay the outstanding term loans with Western Alliance Bank and Pinnacle.
The 2025 Convertible Notes are governed by an indenture (the “Indenture”), dated as of November 27, 2020, between the Company and Magnetar. The 2025 Convertible Notes bear interest at the annual rate of 5.50%, payable entirely in payment-in-kind
monthly on the first of the month commencing December 1, 2021, compounded annually. The interest rate will increase to 8.00% on November 27, 2021 if certain milestones defined in the indenture have not been met.
The 2025 Convertible Notes are convertible into shares of common stock as follows:

(A)	At any time prior to a Qualified Public Company Event, as defined in the Indenture as a SPAC Transaction, IPO or direct listing, at a rate equal to approximately $89.94 per share,

(B)
Upon the consummation of a Qualified Equity Financing, as defined in the Indenture, in which the Company receives gross proceeds not less than $20.0 million at a rate equal to the lesser of i) a valuation cap per share determined based on the quotient of $1.5 billion and the number of shares of common stock outstanding immediately before the transaction (“Valuation Cap Per Share”) and ii) the adjusted equity value of the Company per share as determined in the Qualified Equity Financing,

(C)
Upon the consummation of a change of control in which the holders of common equity of the Company own less than 50% of the voting power following the change of control at a rate equal to the lesser of i) the transaction price per share in the change of control transaction and ii) the Valuation Cap Per Share,

(D)
If the Qualified Public Company Event is a SPAC transaction at a rate equal to the lesser of i) $10.00 per SPAC share, ii) the lowest cash price per share of common equity at which the SPAC sells shares of common equity in the SPAC transaction and iii) a valuation cap per share determined based on the quotient of $1.5 billion and the number of SPAC equivalent company shares,

(E)
If the Qualified Public Company Event is a direct listing of Company capital stock on a permitted exchange at a rate equal to the lesser of i) the average daily volume weighted average price of the common stock on the five consecutive trading days after the date of settlement of the opening trade on the applicable permitted exchange following the direct listing and ii) the Valuation Cap Per Share and

(F)
If the Qualified Public Company Event is neither a SPAC transaction nor a direct listing at a rate equal to the lesser of i) the price per share of common stock offered to the public in the underwritten initial public offering and ii) the Valuation Cap Per Share.

If Magnetar has not converted the 2025 Convertible Notes into common stock by the maturity date, the Company must repay the outstanding principal amount plus accrued interest.
The 2025 Convertible Notes contain call and put options to be settled in cash contingent upon the occurrence of a change of control, a default interest rate increase of 3.0% applicable upon the occurrence of an event of default, and a contingent interest rate increase of 2.5% applicable if certain milestones have not been met by November 27, 2021, that when evaluated under the guidance of ASC 815,
Derivatives and Hedging
, are embedded derivatives requiring bifurcation at fair value. The fair value calculation includes Level 3 inputs including the estimated fair value of the Company’s common stock and assumptions regarding the probability that the contingent call or put will be exercised or an event of default will occur. Management determined that the probability that the contingent events will occur was near zero at inception and has remained near zero as of March 31, 2021. Therefore, the Company did not record a derivative liability related to these features at March 31, 2021. The Company will assess the probability of occurrence quarterly during the term of the 2025 Convertible Notes.